Restatement of Previously Issued Financial Statements - Statement of CF (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Restatement of Previously Issued Financial Statements
Net income (loss)	$ 378,877		$ 2,003,390	$ 2,959,529	$ 3,847,094	$ (990,638)	$ 4,548,351
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative warrant liability	236,070	$ (1,605,330)	(2,691,270)	(4,296,600)	(4,863,180)	(5,665,840)	(5,146,470)
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability		(179,595)		(179,595)	(179,595)		(179,595)
Income from investments held in Trust Account	(1,973,783)	(124,764)	(44,028)	(168,792)	(1,073,311)	(41,153)	(2,400,690)
Change in operating assets and liabilities:
Prepaid expenses	154,385		151,724	288,199	394,156	(812,724)	569,972
Prepaid expenses - related party				(13,173)
Deferred tax asset				(15,402)
Accounts payable	(166,404)		26,183	79,438	195,119	51,807	125,350
Franchise tax payable	(26,450)		(105,529)	(56,214)	(163,696)	185,205	(142,500)
Income tax payable	403,994				164,076		181,374
Accrued expenses	468,720		379,547	940,161	684,840	1,557,213	873,215
Net cash used in operating activities	$ 509,591		$ 279,983	(462,449)	(994,497)	$ 1,523,725	$ 1,570,993
As Previously Reported
Restatement of Previously Issued Financial Statements
Net income (loss)				6,684,175	7,571,740
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative warrant liability		(1,605,330)		(4,296,600)	(4,863,180)
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability		(3,904,241)		(3,904,241)	(3,904,241)
Income from investments held in Trust Account		(124,764)		(168,792)	(1,073,311)
Change in operating assets and liabilities:
Prepaid expenses				288,199	394,156
Prepaid expenses - related party				(13,173)
Deferred tax asset				(15,402)
Accounts payable				79,438	195,119
Franchise tax payable				(56,214)	(163,696)
Income tax payable					164,076
Accrued expenses				940,161	684,840
Net cash used in operating activities				(462,449)	(994,497)
Restatement Adjustment
Restatement of Previously Issued Financial Statements
Net income (loss)				(3,724,646)	(3,724,646)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability		$ 3,724,646		$ 3,724,646	$ 3,724,646